LION BATTERY	9 Months Ended
May 31, 2020
Disclosure of detailed information about investment property [abstract]
LION BATTERY [Text Block]

         4. LION BATTERY

On July 15, 2019 the Company announced that Anglo American Platinum Limited ("Amplats") and itself had launched a new company named Lion Battery Technologies Inc. ("Lion").  Lion was incorporated on June 17, 2019 to research new lithium battery technology utilizing platinum and palladium.  The Company invested $4 as the original founder of Lion in exchange for 400,000 common shares of Lion at a price of $0.01 per share.  On July 12, 2019 the Company and Amplats each invested $550 as a first tranche of funding into Lion in exchange for 1,100,000 Lion preferred shares each at a price of $0.50 per share.  On July 12, 2019 Lion entered into a sponsored research agreement with Florida International University ("FIU") to fund a $3.0 million research program over approximately three years.  Both the Company and Amplats have agreed to equally invest up to an aggregate of $4.0 million into Lion, of which approximately $1.0 million would be for general and administrative expenses and the commercialization of the technology developed, subject to certain conditions.  All funding into Lion by the Company or Amplats is to be in exchange for preferred shares of Lion at a price of $0.50 per share over an approximate three to four year period.  The Company accounts for Lion using equity accounting as Lion is jointly controlled with Amplats.  Lion pays a fee of $3 per month to the Company for general and administrative services.

Research work commenced at FIU during September 2019.  FIU has completed milestone one research requirements, triggering a second tranche funding from Lion in the amount of US $667, which was sent to FIU by Lion subsequent to period end.  Lion was funded in the amount of $700 equally by Amplats and the Company by way of subscription for shares on terms as described above.

Under the agreement with FIU, Lion will have exclusive rights to all intellectual property developed and will lead all commercialization efforts.  Lion is also currently reviewing several additional and complementary opportunities focused on developing next-generation battery technology using platinum and palladium.